Components of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Inventory [Line Items]
Finished goods	$ 699		$ 799	[1]	$ 608	[1]
Work-in-process	205		332		284
Raw materials and supplies	216		214		171
Inventories	$ 1,120	[2],[3]	$ 1,345	[2],[3]	$ 1,063

[1]	Increase in 2012 is due primarily to production increases as a result of increased demand, achieving higher targeted inventory levels for certain products and changes in our supply points.
[2]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[3]	Inventory levels decreased in 2013 as a result of $136 million of Separation Adjustments (see Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation), as well as operational reductions.